Leases (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	$ 2,212	$ 1,015	$ 1,017
Supplemental non-cash information related to lease liabilities from obtaining ROU assets	$ 2,862	$ 17,329	$ 3,734